Borrowings - Schedule of maturity analysis of non-current borrowings (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
NON-CURRENT BORROWINGS	€ 166,521	€ 132,768
Current borrowings	20,852	44,079
TOTAL BORROWINGS	187,373	176,847
Between 1 and 3 years
Disclosure of detailed information about borrowings [line items]
NON-CURRENT BORROWINGS	132,489	62,378
Between 3 and 5 years
Disclosure of detailed information about borrowings [line items]
NON-CURRENT BORROWINGS	33,349	70,390
Over 5 years
Disclosure of detailed information about borrowings [line items]
NON-CURRENT BORROWINGS	€ 683	€ 0